Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) / income	$ (20,910)	$ 19,154	$ 42,366
Other comprehensive (loss) / income, net of tax
Foreign currency translation adjustment	(2,441)	(13,272)	37
Comprehensive (loss) / income	$ (23,351)	$ 5,882	$ 42,403